UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: January 31, 2011
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund II
SmartGrowth Funds
SmartGrowth® Lipper™ Optimal Conservative Index Fund
SmartGrowth® Lipper™ Optimal Moderate Index Fund
SmartGrowth® Lipper™ Optimal Growth Index Fund

Annual Report	January 31, 2011

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
JANUARY 31, 2011
TABLE OF CONTENTS

Shareholders’ Letter	1
Schedules of Investments	9
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	33
Trustees and Officers of The Advisors’ Inner Circle Fund II	34
Disclosure of Fund Expenses	44
Notice to Shareholders	46
The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-465-5722; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
JANUARY 31, 2011
SHAREHOLDERS’ LETTER
Dear Shareholders:
The SmartGrowth® family of mutual funds currently consists of three strategies, whose inception dates are June 1, 2007:
SmartGrowth® Lipper™ Optimal Conservative Index Fund (LPCAX)
The Fund’s investment objective is to track the performance of the Lipper™ Optimal Conservative Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a low degree of volatility.
SmartGrowth® Lipper™ Optimal Moderate Index Fund (LPMAX)
The Fund’s investment objective is to track the performance of the Lipper™ Optimal Moderate Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a moderate degree of volatility.
SmartGrowth® Lipper™ Optimal Growth Index Fund (LPGAX)
The Fund’s investment objective is to track the performance of the Lipper™ Optimal Growth Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a high degree of volatility.
Each of the three SmartGrowth® funds is categorized in the Lipper™ Multi-Cap Core Funds classification. Performance comparisons against this Index are as follows:

One Year Performance
Fund/Benchmark	through January 31, 2011

LPCAX
Without Load	-0.76%
With Load	-5.52%
Lipper Multi-Cap Core Funds Index	23.98%

LPMAX
Without Load	-2.32%
With Load	-6.97%
Lipper Multi-Cap Core Funds Index	23.98%

LPGAX
Without Load	-8.37%
With Load	-12.69%
Lipper Multi-Cap Core Funds Index	23.98%

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
JANUARY 31, 2011
2010 will likely be remembered by many for:
1)	The disastrous BP oil spill into the Gulf of Mexico

2)	The passage of the historic and controversial Health Care Reform

3)	The heroic rescue of the Chilean miners

4)	Toyota’s lingering automobile recalls

5)	Republican victories during the mid-term elections

6)	The continued upward climb of the price of Gold

7)	Sovereign debt issues across several of the P.I.I.G.S. (i.e. Portugal, Italy, Ireland, Greece and Spain) countries

8)	Increased security screenings at U.S. airports

9)	Federal stimulus programs

10)	Lack of noticeable improvement on the Jobs front

11)	Continuation of the Bull Market recovery that commenced when that most recent Bear Market hit bottom on March 9, 2009

...and finally

12)	The extension of the Bush-era tax cuts
However, I will remember 2010 as a bull market that stubbornly pushed forward (although to a lesser extent than we saw in 2009) despite any meaningful progress on the economic recovery front. In an economy where 70% of economic growth, as measured by Gross Domestic Product (GDP), comes from consumer spending, clearly consumer sentiment and employment are critical ingredients. Yet, the national unemployment rate is actually higher as of the end of November than it was in January of this year. This remains a concern to us but apparently was not a major concern to many investors towards the end of 2010 once the Federal Reserve announced its intentions around Quantitative Easing — Round 2 (i.e. QE2). From that point forward, the market rose 8.92% in September alone, marking the largest increase in the month of September since 1939, leading into a 10.55% increase for the final three months of the year.
In terms of domestic equity markets, during the 4th quarter, the DJIA index increased 8.04% and the S&P 500 index gained 10.76%. International equity markets did not fare as well as domestic equity markets but still posted solid results as evidenced by the MSCI EAFE (Net) index increase of 6.61% during the quarter. Following this theme, International Emerging Markets performed similarly as evidenced by the MSCI EM Emerging Markets (Net) index gain of 7.34% during the quarter.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
JANUARY 31, 2011
As investors continued to grow more comfortable with risk, and in turn, equities, fixed income markets lagged behind their equity market counterparts for the second consecutive quarter and for the entire year of 2010 as a result. For example, the Barclays Capital U.S. Government/Credit Long index decreased by 5.60% over the course of the fourth quarter. Other fixed income markets also struggled during the quarter as evidenced by the 1.30% quarterly loss of the Barclays Capital U.S. Aggregate Bond index and the Barclays Capital Muni Bond index decrease of 4.17%.
The much anticipated reversal of the flight to bond fund trend that we had seen for the past year has now officially taken place. According to a December 16, 2010 Wall Street Journal article entitled, Investors Pull Cash Out of Bond Funds, “The Investment Company Institute reported Wednesday that $1.66 billion flowed out of bond funds in the week ending Dec. 8, driven mainly by a $1.26 billion outflow from muni funds. Munis have suffered outflows for five straight weeks now, which is the longest stretch in two years...the data marked the third week in the past month of net outflows for bond funds, which had seen a 99-week stretch of inflows.”
The story for the SmartGrowth® Funds over the past year was a very different one when compared against the previously described story of the overall capital markets. Maintaining significant allocations within each Fund to an ETP that benefits from rising mid-term stock market volatility, the performance of the SmartGrowth® Mutual Funds suffered as a result of an overall reduction in market volatility following the Federal Reserve Quantitative Easing Round 2 announcement and subsequent equities market dramatic increase in the 4th quarter of 2010.
Leading into the 1st Quarter of 2011, following a dramatic, and somewhat surprising from an economic fundamentals perspective, finish for the U.S. stock market in 2010, the SmartGrowth® Lipper Mutual Fund allocations seem to be signaling that the next three months should coincide with a continuation of the stock market recovery with certain concerns persisting for the Financial sector and some additional appetite for shorter-dated bond strategies to hedge lingering uncertainty within the U.S. economy and global debt markets.
Overall, for the next three months, the SmartGrowth® Mutual Funds contain predominantly long allocations in a diversified portfolio consisting of global equity, U.S. fixed income and alternative asset class allocations. Drawing from the Lipper Optimal Indices post-mean variance optimized (MVO) pool of 48 Exchange-traded products (ETPs), the Conservative fund (LPCAX) will contain 29 ETPs, the Moderate fund (LPMAX) will contain 21 ETPs and the

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
JANUARY 31, 2011
Growth fund (LPGAX) will contain 8 ETPs during the 1st quarter. There are over 7,800 securities underlying the ETPs in the portfolios this quarter.
•	Across all three funds, the Funds are generally long but do contain certain specific short positions with long allocations of 77%, 77% and 72% respectively across the Growth, Moderate and Conservative Funds and short allocations of 23%, 23% and 28% respectively.

•	In terms of equities allocations, the Growth, Moderate and Conservative funds have increased their allocations to equities significantly from the previous quarter arriving at allocations of 94%, 70% and 66% respectively.
o	The majority of the long equity allocations are focused on the Telecommunications sector and the U.S. Small Cap and Large Cap asset classes.

o	Conversely, the majority of the short equity allocations (and overall short allocations for that matter) are focused on the Financials sector. This position could become valuable if deterioration in the real estate market puts even more pressure on U.S. Banks or loan demand remains weaker than some analysts are predicting.
•	In terms of fixed income allocations, the Growth, Moderate and Conservative funds have reduced their allocations significantly from the previous quarter arriving at allocations of 6%, 29% and 32% respectively.
o	The bond-oriented strategies utilized this quarter to satisfy the bulk of the long U.S. fixed income allocations are associated with short-intermediate term U.S. Treasury and Investment Grade Corporate bond strategies.

o	Conversely, there is one slight short bond allocation associated a long term Treasury Bond ETF in the Conservative fund.
•	In terms of alternative asset class allocations, the Growth, Moderate and Conservative funds have reduced their allocations significantly from the previous quarter arriving at allocations of 0%, 1% and 2% respectively.
o	The alternative asset class strategy utilized this quarter for two of the three funds focuses on the Chinese Yuan.
Sincerely,

Kevin D. Mahn
Chief Investment Officer & Portfolio Manager
This represents the manager’s assessment of the Portfolio and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
JANUARY 31, 2011
Definition of Comparative Index
The Lipper Multi Cap Core Index tracks funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.
S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
CONSERVATIVE
INDEX FUND
Growth of a $10,000 Investment
The Fund commenced operations on June 1, 2007. Lipper™ returns are from May 31, 2007.
(1) Reflects maximum sales charge of 4.75%.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.
Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.
The Fund’s performance assumes the reinvestment of dividends and capital gains.
Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.
See definition of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
MODERATE INDEX FUND
Growth of a $10,000 Investment
The Fund commenced operations on June 1, 2007. Lipper™ returns are from May 31, 2007.
(1) Reflects maximum sales charge of 4.75%.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.
Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.
The Fund’s performance assumes the reinvestment of dividends and capital gains.
Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.
See definition of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
GROWTH INDEX FUND
Growth of a $10,000 Investment
The Fund commenced operations on June 1, 2007. Lipper™ returns are from May 31, 2007.
(1) Reflects maximum sales charge of 4.75%.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.
Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.
The Fund’s performance assumes the reinvestment of dividends and capital gains.
Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.
See definition of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
CONSERVATIVE
INDEX FUND
JANUARY 31, 2011
SECTOR WEIGHTINGS†: (Unaudited)

†	Percentages are based on total investments
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 104.4%

	Shares	Value
BEAR MARKET — 28.7%
ProShares Short Dow30	731	$31,499
ProShares Short Financials	3,069	109,563
ProShares Short Russell 2000	941	30,295
ProShares Short S&P 500	658	28,176
ProShares UltraShort 20+ Year Treasury Bond Fund	478	18,666
ProShares UltraShort Dow30	1,368	26,785
ProShares UltraShort S&P 500	1,001	22,693

		267,677

CURRENCY — 2.4%
WisdomTree Dreyfus China Yuan Fund	875	22,103

INTERMEDIATE GOVERNMENT — 5.4%
iShares Barclays 3-7 Year Treasury Bond Fund	439	50,634

LARGE BLEND — 5.8%
ProShares Ultra Dow30	218	12,520
Rydex 2X S&P 500	523	22,463
SPDR S&P 500 Trust	150	19,300

		54,283

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
CONSERVATIVE
INDEX FUND
JANUARY 31, 2011
EXCHANGE TRADED FUNDS — (continued)

	Shares	Value
LARGE GROWTH — 13.8%
iShares S&P 500 Growth Index Fund	505	$33,638
Vanguard Growth Fund	893	55,875
Vanguard Mega Cap 300 Growth Index Fund	810	39,058

		128,571

LARGE VALUE — 1.0%
SPDR Dow Jones Industrial Average Trust	77	9,132

LONG GOVERNMENT — 8.2%
iShares Barclays 10-20 Year Treasury Bond Fund	176	19,681
iShares Barclays 7-10 Year Treasury Bond Fund	470	44,086
ProShares Ultra 20+ Year Treasury Bond Fund	171	12,705

		76,472

LONG-TERM BOND — 1.0%
Vanguard Long-Term Bond Fund	123	9,592

MUNICIPAL NATIONAL SHORT — 3.7%
Powershares VRDO Tax Free Weekly Portfolio	1,382	34,536

PACIFIC/ASIA EX-JAPAN STOCK — 1.2%
iShares MSCI Pacific Ex-Japan Index Fund	236	10,932

SHORT GOVERNMENT — 4.0%
iShares Barclays Short Treasury Bond Fund	338	37,254

SHORT-TERM BOND — 4.8%
iShares Barclays 1-3 Year Credit Bond Fund	430	45,086

SMALL BLEND — 4.0%
iShares Russell 2000 Index Fund	103	8,029
iShares S&P SmallCap 600 Index Fund	420	28,791

		36,820

SMALL GROWTH — 7.2%
iShares Russell 2000 Growth Index Fund	771	66,961

SPECIALTY COMMUNICATIONS — 8.9%
iShares Dow Jones US Telecommunications Sector Index Fund	3,627	83,421

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
CONSERVATIVE
INDEX FUND
JANUARY 31, 2011
EXCHANGE TRADED FUNDS — (continued)

	Shares	Value
ULTRASHORT BOND — 4.3%
SPDR Barclays Capital 1-3 Month T-Bill Fund	872	$39,981

TOTAL EXCHANGE TRADED FUNDS (Cost $978,106)		973,455

SHORT-TERM INVESTMENT — 0.5%
Fidelity Money Management Fund, Institutional Class, 0.210% (A) (Cost $4,623)	4,623	4,623

TOTAL INVESTMENTS — 104.9% (Cost $982,729)		$978,078

Percentages are based on Net Assets of $932,418.

(A)	The rate shown is the 7-day effective yield as of January 31, 2011.

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

VRDO — Variable Rate Demand Obligation
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
MODERATE INDEX FUND
JANUARY 31, 2011
SECTOR WEIGHTINGS†: (Unaudited)

†	Percentages are based on total investments
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 101.2%

	Shares	Value
BEAR MARKET — 23.1%
ProShares Short Dow30	3,060	$131,855
ProShares Short Financials	38,605	1,378,199
ProShares Short S&P 500	1,334	57,122
ProShares UltraShort Dow30	3,236	63,361

		1,630,537

CURRENCY — 1.0%
WisdomTree Dreyfus China Yuan Fund	2,790	70,475

INTERMEDIATE GOVERNMENT — 6.9%
iShares Barclays 3-7 Year Treasury Bond Fund	4,232	488,119

LARGE BLEND — 1.3%
Rydex 2X S&P 500	2,171	93,245

LARGE GROWTH — 17.2%
iShares S&P 500 Growth Index Fund	4,151	276,498
Vanguard Growth Fund	9,349	584,967
Vanguard Mega Cap 300 Growth Index Fund	7,320	352,970

		1,214,435

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
MODERATE INDEX FUND
JANUARY 31, 2011
EXCHANGE TRADED FUNDS — (continued)

	Shares	Value
LONG GOVERNMENT — 9.0%
iShares Barclays 10-20 Year Treasury Bond Fund	898	$100,414
iShares Barclays 7-10 Year Treasury Bond Fund	4,698	440,673
ProShares Ultra 20+ Year Treasury Bond Fund	1,280	95,104

		636,191

MUNICIPAL NATIONAL SHORT — 2.5%
Powershares VRDO Tax Free Weekly Portfolio	7,169	179,153

PACIFIC/ASIA EX-JAPAN STOCK — 1.0%
iShares MSCI Pacific Ex-Japan Index Fund	1,533	71,009

SHORT GOVERNMENT — 3.0%
iShares Barclays Short Treasury Bond Fund	1,946	214,488

SHORT-TERM BOND — 4.9%
iShares Barclays 1-3 Year Credit Bond Fund	3,340	350,199

SMALL BLEND — 2.8%
iShares S&P SmallCap 600 Index Fund	2,867	196,533

SMALL GROWTH — 10.9%
iShares Russell 2000 Growth Index Fund	8,874	770,707

SPECIALTY COMMUNICATIONS — 14.1%
iShares Dow Jones US Telecommunications Sector Index Fund	43,233	994,359

ULTRASHORT BOND — 3.5%
SPDR Barclays Capital 1-3 Month T-Bill Fund	5,452	249,974

TOTAL EXCHANGE TRADED FUNDS (Cost $7,239,075)		7,159,424

TOTAL INVESTMENTS— 101.2% (Cost $7,239,075)		$7,159,424

Percentages are based on Net Assets of $7,072,473.

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

VRDO — Variable Rate Demand Obligation
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
GROWTH INDEX FUND
JANUARY 31, 2011
SECTOR WEIGHTINGS†: (Unaudited)

†	Percentages are based on total investments
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 101.1%

	Shares	Value
BEAR MARKET — 23.3%
ProShares Short Financials	39,691	$1,416,969

LARGE BLEND — 1.9%
Rydex 2X S&P 500	2,637	113,259

LARGE GROWTH — 14.9%
Vanguard Growth Fund	11,548	722,558
Vanguard Mega Cap 300 Growth Index Fund	3,757	181,163

		903,721

LONG GOVERNMENT — 6.0%
ProShares Ultra 20+ Year Treasury Bond Fund	4,892	363,476

PACIFIC/ASIA EX-JAPAN STOCK — 0.8%
iShares MSCI Pacific Ex-Japan Index Fund	1,053	48,775

SMALL GROWTH — 25.3%
iShares Russell 2000 Growth Index Fund	17,684	1,535,855

SPECIALTY COMMUNICATIONS — 28.9%
iShares Dow Jones US Telecommunications Sector Index Fund	76,162	1,751,726

TOTAL EXCHANGE TRADED FUNDS (Cost $6,260,860)		6,133,781

TOTAL INVESTMENTS— 101.1% (Cost $6,260,860)		$6,133,781

Percentages are based on Net Assets of $6,066,296.

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
JANUARY 31, 2011
STATEMENTS OF ASSETS AND LIABILITIES

	SmartGrowth®	SmartGrowth®	SmartGrowth®
	LipperTM	LipperTM	LipperTM
	Optimal	Optimal	Optimal
	Conservative	Moderate	Growth
	Index Fund	Index Fund	Index Fund
Assets
Investments at Value (Cost $982,729, $7,239,075, and $6,260,860, respectively)	$978,078	$7,159,424	$6,133,781
Cash	87	—	—
Receivable from Investment Adviser	8,801	23,315	20,293
Prepaid Expenses	4,866	8,052	8,317
Receivable for Capital Shares Sold	1,519	3,385	—
Dividends Receivable	12	3	2
Receivable for Investment Securities Sold	—	121,108	74,767

Total Assets	993,363	7,315,287	6,237,160

Liabilities
Payable for Capital Shares Redeemed	27,672	89,712	65,257
Payable due to Administrator	1,493	11,690	9,748
Payable for Shareholder Servicing Fees	570	1,601	1,335
Payable due to Trustees	518	3,981	3,308
Payable due to Distributor	286	1,381	1,293
Chief Compliance Officer Fees Payable	247	1,900	1,579
Payable to Custodian	—	85,369	44,459
Other Accrued Expenses	30,159	47,180	43,885

Total Liabilities	60,945	242,814	170,864

Net Assets	$932,418	$7,072,473	$6,066,296

Net Assets Consist of:
Paid-in Capital	$1,070,585	$8,276,853	$11,941,647
Undistributed/(Distributions in Excess of) Net Investment Income	(776)	(1,428)	1,462
Accumulated Net Realized Loss on Investments	(132,740)	(1,123,301)	(5,749,734)
Net Unrealized Depreciation on Investments	(4,651)	(79,651)	(127,079)

Net Assets	$932,418	$7,072,473	$6,066,296

Class A Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	115,929	889,023	919,419

Net Asset Value and Redemption Price Per Share	$8.04	$7.96	$6.60

Maximum Offering Price per Share (net asset value ÷ 95.25%)	$8.44	$8.36	$6.93

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
FOR THE YEAR ENDED
JANUARY 31, 2011
STATEMENTS OF OPERATIONS

	SmartGrowth®	SmartGrowth®	SmartGrowth®
	LipperTM	LipperTM	LipperTM
	Optimal	Optimal	Optimal
	Conservative	Moderate	Growth
	Index Fund	Index Fund	Index Fund
Investment Income:
Dividends from Investment Company Shares	$20,984	$187,509	$217,464
Less: Foreign taxes withheld	(54)	—	—

Total Investment Income	20,930	187,509	217,464

Expenses
Administration Fees	16,598	124,087	129,315
Investment Advisory Fees	5,859	43,755	47,013
Distribution Fees	2,929	21,878	23,506
Trustees’ Fees	1,749	13,298	13,912
Chief Compliance Officer Fees	905	6,780	7,301
Shareholder Servicing Fees	666	21,878	23,506
Transfer Agent Fees	30,865	53,481	55,605
Audit Fees	19,873	20,861	20,940
Registration Fees	15,900	17,272	17,735
Custodian Fees	6,532	10,366	5,807
Printing Fees	4,037	20,471	21,104
Legal Fees	3,227	23,755	28,023
Other Expenses	2,260	11,629	13,118

Total Expenses	111,400	389,511	406,885
Less:
Waiver of Investment Advisory Fees	(5,859)	(43,755)	(47,013)
Reimbursement by Investment Advisor	(87,964)	(214,488)	(218,831)

Net Expenses	17,577	131,268	141,041

Net Investment Income	3,353	56,241	76,423

Net Realized Loss on Investments	(34,994)	(319,044)	(1,072,094)
Net Change in Unrealized Appreciation (Depreciation) on Investments	24,368	97,023	227,900

Net Realized and Unrealized Loss on Investments	(10,626)	(222,021)	(844,194)

Decrease in Net Assets Resulting from Operations	$(7,273)	$(165,780)	$(767,771)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
CONSERVATIVE
INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	January 31,	January 31,
	2011	2010
Operations:
Net Investment Income	$3,353	$222
Net Realized Gain (Loss) on Investments	(34,994)	9,888
Net Change in Unrealized Appreciation (Depreciation) on Investments	24,368	(8,692)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,273)	1,418

Dividends and Distributions:
Dividends from Net Investment Income	(4,826)	(7,022)

Total Dividends and Distributions	(4,826)	(7,022)

Capital Share Transactions:
Issued	199,758	984,454
Reinvestment of Distributions	3,008	4,438
Redeemed	(559,764)	(265,277)

Net Increase (Decrease) from Capital Share Transactions	(356,998)	723,615

Total Increase (Decrease) in Net Assets	(369,097)	718,011

Net Assets:
Beginning of Year	1,301,515	583,504

End of Year	$932,418	$1,301,515

Distributions in Excess of Net Investment Income	$(776)	$(6,919)

Share Transactions:
Issued	24,516	120,749
Reinvestment of Distributions	372	546
Redeemed	(68,860)	(32,597)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(43,972)	88,698

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
MODERATE INDEX
FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	January 31,	January 31,
	2011	2010
Operations:
Net Investment Income	$56,241	$23,423
Net Realized Gain (Loss) on Investments	(319,044)	147,255
Net Change in Unrealized Appreciation (Depreciation) on Investments	97,023	175,569

Net Increase (Decrease) in Net Assets Resulting from Operations	(165,780)	346,247

Dividends and Distributions:
Dividends from Net Investment Income	(48,665)	(42,118)
Return of Capital	—	(149)

Total Dividends and Distributions	(48,665)	(42,267)

Capital Share Transactions:
Issued	1,744,339	10,710,273
Reinvestment of Distributions	44,443	38,531
Redemption Fees	—	101
Redeemed	(4,429,366)	(7,409,654)

Net Increase (Decrease) from Capital Share Transactions	(2,640,584)	3,339,251

Total Increase (Decrease) in Net Assets	(2,855,029)	3,643,231

Net Assets:
Beginning of Year	9,927,502	6,284,271

End of Year	$7,072,473	$9,927,502

Distributions in Excess of Net Investment Income	$(1,428)	$(72,736)

Share Transactions:
Institutional Class Shares:
Issued	213,702	1,330,058
Reinvestment of Distributions	5,548	4,757
Redeemed	(541,523)	(901,560)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(322,273)	433,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
GROWTH INDEX
FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	January 31,	January 31,
	2011	2010
Operations:
Net Investment Income	$76,423	$71,443
Net Realized Gain (Loss) on Investments	(1,072,094)	207,175
Net Change in Unrealized Appreciation (Depreciation) on Investments	227,900	778,201

Net Increase (Decrease) in Net Assets Resulting from Operations	(767,771)	1,056,819

Dividends and Distributions:
Dividends from Net Investment Income	(59,385)	(255,723)
Return of Capital	—	(187)

Total Dividends and Distributions	(59,385)	(255,910)

Capital Share Transactions:
Issued	1,355,412	4,003,534
Reinvestment of Distributions	54,929	244,114
Redeemed	(7,281,209)	(4,948,571)

Net Decrease from Capital Share Transactions	(5,870,868)	(700,923)

Total Increase (Decrease) in Net Assets	(6,698,024)	99,986

Net Assets:
Beginning of Year	12,764,320	12,664,334

End of Year	$6,066,296	$12,764,320

Undistributed/(Distributions in Excess of) Net Investment Income	$1,462	$(97,390)

Share Transactions:
Institutional Class Shares:
Issued	181,848	577,158
Reinvestment of Distributions	8,211	34,577
Redeemed	(1,025,523)	(689,248)

Net Decrease in Shares Outstanding from Share Transactions	(835,464)	(77,513)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
CONSERVATIVE
INDEX FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Class A Shares
	Year	Year	Year		Period
	Ended	Ended	Ended		Ended
	January 31,	January 31,	January 31,		January 31,
	2011	2010	2009		2008(1)
Net Asset Value, Beginning of Period	$8.14	$8.19	$10.35		$10.00

Income (Loss) from Operations:
Net Investment Income(2)	0.02	— ††	0.09		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)	— ††	(1.31)		0.35

Total from Operations	(0.06)	—	(1.22)		0.42

Dividends and Distributions:
Net Investment Income	(0.04)	(0.05)	(0.09	)(3)	(0.06)
Net Realized Gains	—	—	(0.85	)(3)	(0.01)

Total Dividends and Distributions	(0.04)	(0.05)	(0.94)		(0.07)

Net Asset Value, End of Period	$8.04	$8.14	$8.19		$10.35

Total Return†	(0.76)%	(0.05)%	(12.22)%		4.20%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$932	$1,302	$584		$389
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%		1.50	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	9.51%	8.54%	16.87%		52.47	%*
Ratio of Net Investment Income to Average Net Assets	0.29%	0.02%	0.88%		1.10	%*
Portfolio Turnover Rate	303%	381%	411%		260	%**

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return excludes applicable sales charges.

††	Amount shown represents less than $0.01.

*	Annualized

**	Not Annualized

(1)	Commenced operations on June 1, 2007.

(2)	Per share data calculated using average shares method.

(3)	Certain distributions from net investment income, for the year ended January 31, 2009, for federal income tax purposes have been reclassified to distributions from realized gains for financial reporting purposes.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
MODERATE INDEX
FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Class A Shares
	Year	Year	Year		Period
	Ended	Ended	Ended		Ended
	January 31,	January 31,	January 31,		January 31,
	2011	2010	2009		2008(1)
Net Asset Value, Beginning of Period	$8.20	$8.08	$10.43		$10.00

Income (Loss)from Operations:
Net Investment Income(2)	0.05	0.02	0.06		0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.24)	0.13	(1.53)		0.48

Total from Operations	(0.19)	0.15	(1.47)		0.52

Redemption Fees	—	— ††	—	††	—

Dividends and Distributions:
Net Investment Income	(0.05)	(0.03)	(0.06	)(3)	(0.04)
Net Realized Gains	—	—	(0.82	)(3)	(0.05)
Return of Capital	—	— ††	—		—

Total Dividends and Distributions	(0.05)	(0.03)	(0.88)		(0.09)

Net Asset Value, End of Period	$7.96	$8.20	$8.08		$10.43

Total Return†	(2.32)%	1.82%	(14.56)%		5.22%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$7,072	$9,928	$6,284		$2,633
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%		1.50	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	4.45%	3.26%	5.59%		16.52	%*
Ratio of Net Investment Income to Average Net Assets	0.64%	0.21%	0.60%		0.57	%*
Portfolio Turnover Rate	336%	444%	396%		256	%**

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return excludes applicable sales charges.

††	Amount shown represents less than $0.01.

*	Annualized

**	Not Annualized

(1)	Commenced operations on June 1, 2007.

(2)	Per share data calculated using average shares method.

(3)	Certain distributions from net investment income, for the year ended January 31, 2009, for federal income tax purposes have been reclassified to distributions from realized gains for financial reporting purposes.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH®
LIPPER™ OPTIMAL
GROWTH INDEX
FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Class A Shares
	Year	Year	Year		Period
	Ended	Ended	Ended		Ended
	January 31,	January 31,	January 31,		January 31,
	2011	2010	2009		2008(1)
Net Asset Value, Beginning of Period	$7.27	$6.91	$10.91		$10.00

Income (Loss)from Operations:
Net Investment Income (Loss) (2)	0.06	0.04	0.02		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	0.45	(2.71)		1.06

Total from Operations	(0.61)	0.49	(2.69)		1.03

Redemption Fees	—	—	—	††	—

Dividends and Distributions:
Net Investment Income	(0.06)	(0.13)	(0.03	)(3)	—
Net Realized Gains	—	—	(1.28	)(3)	(0.12)
Return of Capital	—	— ††	—		—

Total Dividends and Distributions	(0.06)	(0.13)	(1.31)		(0.12)

Net Asset Value, End of Period	$6.60	$7.27	$6.91		$10.91

Total Return†	(8.37)%	7.14%	(25.83)%		10.33%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$6,066	$12,764	$12,664		$6,892
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%		1.50	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	4.33%	3.11%	4.17%		14.23	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.81%	0.50%	0.21%		(0.36)	%*
Portfolio Turnover Rate	356%	433%	433%		225	%**

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return excludes applicable sales charges.

††	Amount shown represents less than $0.01.

*	Annualized

**	Not Annualized

(1)	Commenced operations on June 1, 2007.

(2)	Per share data calculated using average shares method.

(3)	Certain distributions from net investment income, for the year ended January 31, 2009, for federal income tax purposes have been reclassified to distributions from realized gains for financial reporting purposes.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the SmartGrowth® Lipper™ Optimal Conservative Index Fund, a diversified fund, the SmartGrowth® Lipper™ Optimal Moderate Index Fund, a diversified fund, and the SmartGrowth® Lipper™ Optimal Growth Index Fund, a diversified fund (each, a “Fund,” and collectively, the “Funds”). The financial statements of the remaining funds are presented separately. The investment objective of the SmartGrowth® Lipper™ Optimal Conservative Index Fund is to track the performance of the Lipper™ Optimal Conservative Index. The investment objective of the SmartGrowth® Lipper™ Optimal Moderate Index Fund is to track the performance of the Lipper™ Optimal Moderate Index. The investment objective of the SmartGrowth® Lipper™ Optimal Growth Index Fund is to track the performance of the Lipper™ Optimal Growth Index. The Trust is registered to offer Class A Shares and Institutional Class Shares of all Funds. As of January 31, 2011, the Institutional Class Shares of the SmartGrowth Funds had not yet commenced operations. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds:
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
(except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2011, there were no securities valued in accordance with the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended January 31, 2011, there have been no significant changes to the Trust’s fair valuation methodology.
As of January 31, 2011, all of the investments in each of the Funds are Level 1 assets. There were no significant transfers between Level 1 and Level 2 during the period. For details of investment classifications, reference each Fund’s respective Schedule of Investments.
Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date.
Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statements of operations, the Funds indirectly bear the investment advisory fees and other expenses of the exchange traded funds (ETFs) in which they invest. Because each of the ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 7 days. Redemption Fees are included in capital share transactions on the Statement of Changes in Net Assets. For the year ended January 31, 2011, there were no redemption fees retained by the Funds.
3. Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
4.	Administration, Distribution, Transfer Agent and Custodian Agreements:
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:
0.10% on the first $500 million of the Funds’ average daily net assets;
0.08% between $500 million and $2 billion of the Funds’ average daily net assets; and

0.06% on the Fund’s average daily net assets over $2 billion.
The Funds are subject to a minimum annual administration fee of $90,000 per fund.
The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Funds have adopted the Distribution Plan (the “Plan”) for Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average net assets attributable to Class A Shares as compensation for distribution services.
Effective May 31, 2009, the Funds adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder servicing services in an amount not to exceed 0.25% based on the average daily net assets of the Class A Share.
UMB Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
5.	Investment Advisory Agreement:
Under the terms of an investment advisory agreement, Hennion & Walsh Asset Management, Inc. (the “Adviser”), provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
net operating expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50% of each Fund’s Class A Shares’ average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to return the difference between the Total Annual Fund Operating Expenses and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At January 31, 2011, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Funds was $254,828, $620,996, and $850,791 for the SmartGrowth® Lipper™ Optimal Conservative Index Fund, the SmartGrowth® Lipper™ Optimal Moderate Index Fund and the SmartGrowth® Lipper™ Optimal Growth Index Fund, respectively.
The Adviser has entered into a licensing agreement with Lipper™ to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track certain Lipper™ Indices and to obtain information and assistance from Lipper™ to facilitate the operations of the Funds. Fees payable to Lipper™ under this agreement are paid by the Adviser and not by the Funds.
6.	Investment Transactions:
For the year ended January 31, 2011, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

	Purchases	Sales
SmartGrowth® Lipper™ Optimal Conservative Index Fund	$3,572,857	$3,898,835
SmartGrowth® Lipper™ Optimal Moderate Index Fund	29,477,389	32,030,264
SmartGrowth® Lipper™ Optimal Growth Index Fund	33,564,664	39,337,178
There were no purchases or sales of long-term U.S. Government securities.
7. Federal Tax Information:
The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
Each of the Funds has a tax year that ends on December 31. The following tax disclosure is representative as of December 31, 2010, except for the tax character of distributions and federal tax cost and aggregate tax gross unrealized appreciation and depreciation on investments. Permanent book and tax differences resulted in the following reclassifications. These differences are due to reclass of distributions and investments in partnerships and grantor trust securities. These reclassifications had no impact on the net assets or net asset value of the Funds.

		Undistributed	Accumulated
	Paid-in	Net Investment	Net Realized
	Capital	Income/(Loss)	Gain/(Loss)
SmartGrowth® Lipper™ Optimal Conservative Index Fund	$(19)	$485	$(466)
SmartGrowth® Lipper™ Optimal Moderate Index Fund	(622)	(821)	1,443
SmartGrowth® Lipper™ Optimal Growth Index Fund	—	(7,114)	7,114
The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary	Return of
	Income	Capital	Total
SmartGrowth® Lipper™ Optimal Conservative Index Fund
2011	$4,826	$—	$4,826
2010	7,022	—	7,022
SmartGrowth® Lipper™ Optimal Moderate Index Fund
2011	$48,665	$—	$48,665
2010	42,118	149	42,267
SmartGrowth® Lipper™ Optimal Growth Index Fund
2011	$59,385	$—	$59,385
2010	255,723	187	255,910

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	SmartGrowth®	SmartGrowth®	SmartGrowth®
	Lipper™ Optimal	Lipper™ Optimal	Lipper™ Optimal
	Conservative	Moderate	Growth
	Index Fund	Index Fund	Index Fund
Undistributed Ordinary Income	$422	$8,059	$9,474
Capital Loss Carryforwards	(97,109)	(626,248)	(5,025,122)
Net Unrealized Appreciation/ (Depreciation)	(33,996)	(503,940)	(724,909)

Total Distributable Earnings	$(130,683)	$(1,122,129)	$(5,740,557)
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of December 31, 2010, the Funds had the following capital loss carryforwards:

	Years
	Expiring	Amounts
SmartGrowth® Lipper™ Optimal Conservative Index Fund	2017	$97,109

SmartGrowth® Lipper™ Optimal Moderate Index Fund	2017	$626,248

SmartGrowth® Lipper™ Optimal Growth Index Fund	2017	$2,559,136
	2016	2,465,986

		$5,025,122

During the year ended December 31, 2010, the SmartGrowth® LipperTM Optimal Conservative Index Fund, the SmartGrowth® LipperTM Optimal Moderate Index Fund, and the SmartGrowth® LipperTM Optimal Growth Index Fund utilized $35,961, $604,439, and $397,357, respectively, of capital loss carryforwards, to offset capital gains.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2010 were as follows:

				Net Unrealized
SmartGrowth®	Federal	Appreciated	Depreciated	Appreciation/
Funds	Tax Cost	Securities	Securities	(Depreciation)
SmartGrowth® Lipper™ Optimal Conservative Index Fund	$991,408	$7,437	$(20,767)	$(13,330)
SmartGrowth® Lipper™ Optimal Moderate Index Fund	7,331,548	16,313	(188,437)	(172,124)
SmartGrowth® Lipper™ Optimal Growth Index Fund	6,373,251	6,902	(246,372)	(239,470)
8. Other:
At January 31, 2010, the percentage of total shares outstanding held by shareholders for the SmartGrowth® Lipper™ Optimal Conservative Index Fund, the SmartGrowth® Lipper™ Optimal Moderate Index Fund and the SmartGrowth® Lipper™ Optimal Growth Index Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	No. of	%
	Shareholders	Ownership
SmartGrowth® Lipper™ Optimal Conservative Fund	1	12%
SmartGrowth® Lipper™ Optimal Moderate Index Fund	1	17

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on the Trust’s experience, the risk of loss from such claim is considered remote.
9. Recent Accounting Pronouncement
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of ASU No. 2010-06 did not have an impact on the Funds’ financial statements.
10. Subsequent Events:
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.
During the Quarterly Meeting of the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) held on February 15, 2011, the Board approved; i) the closing of the Funds to investments by new and existing shareholders and ii) the liquidation of the Funds pursuant to a Plan of Liquidation between the Trust, on behalf of the Funds, and the Adviser. The Funds are scheduled to liquidate on or about March 31, 2011.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS JANUARY 31, 2011
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
SmartGrowth® Funds of The Advisors’ Inner Circle Fund II
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the SmartGrowth® Lipper™ Optimal Conservative Index Fund, SmartGrowth® Lipper™ Optimal Moderate Index Fund, and SmartGrowth® Lipper™ Optimal Growth Index Fund (three of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)), as of January 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods presented in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SmartGrowth® Lipper™ Optimal Conservative Index Fund, SmartGrowth® Lipper™ Optimal Moderate Index Fund, and SmartGrowth® Lipper™ Optimal Growth Index Fund of The Advisors’ Inner Circle Fund II at January 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods presented in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
March 29, 2011

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INTERESTED BOARD MEMBERS

ROBERT A. NESHER	Chairman of the Board of Trustees	(Since 1991)
64 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
“interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-465-5722. The following chart lists Trustees and Officers as of January 31, 2011.

	Number of
	Portfolios
	in The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P. SEI Structured Credit Fund, L.P. SEI Multi-Strategy Funds plc., and SEI Islamic Investments Fund plc.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INTERESTED BOARD MEMBERS (continued)

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 70 yrs. old	Trustee	(Since 1992)

INDEPENDENT BOARD MEMBERS

JAMES M. STOREY 79 yrs. old	Trustee	(Since 1994)

GEORGE J. SULLIVAN, JR. 68 yrs. old	Trustee	(Since 1999)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS

	Number of
	Funds
	in The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Limited and SEI Investments — Unit Trust Management (UK) Limited.

Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987-December 1993.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable Gift Trust.

Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	30	Trustee of the Advisors’ Inner Circle Fund, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian- registered mutual funds.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS (continued)

BETTY L. KRIKORIAN 68 yrs. old	Trustee	(Since 2005)

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)

MITCHELL A. JOHNSON 68 yrs. old	Trustee	(Since 2005)

JOHN K. DARR	Trustee	(Since 2008)
66 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS

	Number of
	Funds
	in The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Vice President Compliance, AARP Financial Inc. since September 2008. Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003.	30	Trustee of The Advisors’ Inner Circle Fund, and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	30	Director, Crown Pacific, Inc. Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

Retired.	30	Trustee of the Advisors’ Inner Circle Fund, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	30	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund and Bishop Street Funds.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

OFFICERS

PHILIP T. MASTERSON 46 yrs. old	President	(Since 2008)

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS

Number of
Funds
in The Advisors’
Inner Circle Fund II
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Officer

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

Director of Investment Product Management and Development at SEI Investments since February 2003. Senior Investment Analyst, Equity team at SEI Investments from March 2000 to February 2003.	N/A	N/A

Corporate Counsel of SEI since 2007; Associate Counsel, ICMA Retirement Corporation 2004- 2007; Federal Investigator, U.S. Department of Labor 2002-2004; U.S. Securities and Exchange Commission—Division of Investment Management, 2003
	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

OFFICERS (continued)

CAROLYN F. MEAD 53 yrs. old	Vice President and Assistant Secretary	(Since 2007)

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)

MICHAEL BEATTIE 45 yrs. old	Vice President	(Since 2009)

ANDREW S. DECKER 47 yrs. old	AML Officer	(Since 2008)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS

Number of
Funds
in The Advisors’
Inner Circle Fund II
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Officer

Corporate Counsel of SEI since 2007; Associate, Stradley, Ronon, Stevens & Young 2004-2007; Counsel, ING Variable Annuities, 1999-2002.	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997- 1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.
	N/A	N/A

Director of Client Services at SEI since 2004.	N/A	N/A

Compliance Officer and Product Manager, SEI, 2005-2008. Vice President, Old Mutual Capital, 2000-2005. Operations Director, Prudential Investments, 1998-2000.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Fund’s costs in two ways.
•   Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”
•   Hypothetical 5% Return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.
Note: Because the hypothetical return is set at 5% for comparison purposes —NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expense
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	08/01/10	01/31/11	Ratios	Period(1)

SmartGrowth® Lipper™ Optimal Conservative Index Fund
Actual Fund Return Class A Shares	$1,000.00	$997.40	1.50%	$7.55
Hypothetical 5% Return Class A Shares	1,000.00	1,017.64	1.50	7.63
SmartGrowth® Lipper™ Optimal Moderate Index Fund
Actual Fund Return Class A Shares	$1,000.00	$992.60	1.50%	$7.53
Hypothetical 5% Return Class A Shares	1,000.00	1,017.64	1.50	7.63
SmartGrowth® Lipper™ Optimal Growth Index Fund
Actual Fund Return Class A Shares	$1,000.00	$961.30	1.50%	$7.42
Hypothetical 5% Return Class A Shares	1,000.00	1,017.64	1.50	7.63

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	SMARTGROWTH® FUNDS
NOTICE TO SHAREHOLDERS (Unaudited)
The SmartGrowth® Funds paid an ordinary income distribution on March 16, 2011. The Funds are designating the following items with regard to the distribution:

	Dividends
	Qualifying
	For Corporate
	Dividend	Qualifying
	Receivable	Dividend
	Deduction(1)	Income(2)

SmartGrowth® LipperTM Conservative Index Fund	96.58%	96.50%
SmartGrowth® LipperTM Moderate Index Fund	100.00%	100.00%
SmartGrowth® LipperTM Growth Index Fund	100.00%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

NOTES

NOTES

NOTES

SmartGrowth® Funds
P.O. Box 2085
Milwaukee, WI 53201-2085
1-888-465-5722
Investment Adviser:
Hennion & Walsh Asset Management, Inc.
2001 Route 46, Waterview Plaza
Parsippany, NJ 07054
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm:
Ernst & Young, LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Funds described.
HWM-AR-001-0400

Item 2. Code of Ethics.
The Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a) (2) The audit committee financial experts are George Sullivan and John Darr, and are independent as defined in Form N-CSR Item 3 (a) (2).
Item 4. Principal Accountant Fees and Services.
Fees billed by Ernst & Young LLP (“E&Y”) related to the Hancock Horizon Family of Funds and the SmartGrowth Family of Funds (the “Funds”).
E&Y billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years as follows:

		2011			2010
			All fees and	All other fees		All fees and	All other fees
			services to	and services to		services to	and services to
		All fees and	service	service	All fees and	service	service
		services to the	affiliates that	affiliates that	services to the	affiliates that	affiliates that
		Trust that were	were pre-	did not require	Trust that were	were pre-	did not require
		pre-approved	approved	pre-approval	pre-approved	approved	pre-approval
(a)	Audit Fees	$216,660	N/A	N/A	$206,860	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$741	N/A	N/A	$623	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Funds’ annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)	Not applicable.

(e)(2) Percentage of fees billed to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2011	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
(f)	Not applicable.
(g) (1) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $741 and $623 for 2011 and 2010, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).
(b There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson
President
Date: April 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson
President
Date: April 8, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: April 8, 2011